Shareholder Report, Holdings (Details)_7 - Class I	Jun. 30, 2024
Canadian Western Bank [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Kamei Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Fast Fitness Japan, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Inter Action Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Cresco Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Financial Partners Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Morita Holdings Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
GLOBERIDE, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Trancom Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Dai Nippon Toryo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Italy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%